Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
18	Related party transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Shenzhen Weixunyitong Information Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo
Details of related party balances as of December 31, 2021 and 2022 are as follows:
18.1 Amounts due from related parties

			As of December 31,
			2021	2022
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			35	255	37

Total amounts due from related parties	(i	)	35	255	37

18.2 Amounts due to related parties

			As of December 31,
			2021	2022
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			54	—	—

Total amounts due to related parties	(i	)	54	—	—

Details of related party transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:
18.3 Transactions with related parties

			For the year ended December 31,
			2020	2021	2022
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Guangzhou Tianlang Network Technology Co., Ltd.			—	100	400	58

(i) The Company entered into agreements with Guangzhou Tianlang Network Technology Co., Ltd. to provide advertising services and JG Alliance service in 2021 and 2022.